Property and Equipment, Net (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 7,063	$ 5,622
Written off of property and equipment	$ 992,797